INCOME TAX AND DEFERRED TAX ASSETS - Deferred tax assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax items
Net operating loss - China		$ 633,856
Net operating loss - UK	$ 218,712	148,523
Deferred tax assets	218,712	782,379
Valuation allowance	$ (218,712)	$ (782,379)